Variable Interest Entities - Summary of Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Line Items]
Balance Sheet	$ 0.0	$ 10.3
Net profit attributable to non-controlling interests	$ 0.0	9.7	$ 10.0
Variable Interest Entity, Primary Beneficiary
Noncontrolling Interest [Line Items]
Balance Sheet		10.3
Net profit attributable to non-controlling interests		$ 9.7	10.0
Variable Interest Entity, Primary Beneficiary | Pine Walk Capital Limited
Noncontrolling Interest [Line Items]
Non-Controlling interest %		6.00%
Balance Sheet		$ 1.2
Net profit attributable to non-controlling interests		$ 1.2	1.1
Variable Interest Entity, Primary Beneficiary | Radius Specialty Limited
Noncontrolling Interest [Line Items]
Non-Controlling interest %		30.00%
Balance Sheet		$ 1.6
Net profit attributable to non-controlling interests		$ 1.4	4.8
Variable Interest Entity, Primary Beneficiary | Oakside Surety Limited
Noncontrolling Interest [Line Items]
Non-Controlling interest %		62.00%
Balance Sheet		$ 0.8
Net profit attributable to non-controlling interests		$ 0.6	0.8
Variable Interest Entity, Primary Beneficiary | Kersey Specialty Limited
Noncontrolling Interest [Line Items]
Non-Controlling interest %		30.00%
Balance Sheet		$ 0.9
Net profit attributable to non-controlling interests		$ 0.7	1.3
Variable Interest Entity, Primary Beneficiary | Perigon Product Recall Limited
Noncontrolling Interest [Line Items]
Non-Controlling interest %		30.00%
Balance Sheet		$ 0.3
Net profit attributable to non-controlling interests		$ 0.2	0.3
Variable Interest Entity, Primary Beneficiary | Pine Walk Europe S.R.L
Noncontrolling Interest [Line Items]
Non-Controlling interest %		6.00%
Balance Sheet		$ 0.2
Net profit attributable to non-controlling interests		$ 0.3	0.0
Variable Interest Entity, Primary Beneficiary | Navium Marine Limited
Noncontrolling Interest [Line Items]
Non-Controlling interest %		34.00%
Balance Sheet		$ 4.3
Net profit attributable to non-controlling interests		$ 4.1	1.7
Variable Interest Entity, Primary Beneficiary | OpEnergy Limited
Noncontrolling Interest [Line Items]
Non-Controlling interest %		30.00%
Balance Sheet		$ 0.5
Net profit attributable to non-controlling interests		$ 0.6	0.0
Variable Interest Entity, Primary Beneficiary | Pernix Specialty Limited
Noncontrolling Interest [Line Items]
Non-Controlling interest %		30.00%
Balance Sheet		$ 0.5
Net profit attributable to non-controlling interests		$ 0.6	$ 0.0